Report Of The Directors Financial Review Risk Report - Ageing analysis of days for past due but not impaired gross financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,471,203	$ 2,433,785
Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		8,716
Financial Assets Excluding Equity Securities | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		8,716
Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		8,609
Other financial instruments | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		107
– personal | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		4,658
– corporate and commercial | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		3,422
– financial7 | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		529
Up to 29 days | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		6,870
Up to 29 days | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		6,837
Up to 29 days | Other financial instruments | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		33
Up to 29 days | – personal | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		3,455
Up to 29 days | – corporate and commercial | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		2,899
Up to 29 days | – financial7 | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		483
30–59 days | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		1,267
30–59 days | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		1,255
30–59 days | Other financial instruments | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		12
30–59 days | – personal | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		866
30–59 days | – corporate and commercial | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		343
30–59 days | – financial7 | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		46
60–89 days | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		511
60–89 days | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		493
60–89 days | Other financial instruments | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		18
60–89 days | – personal | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		337
60–89 days | – corporate and commercial | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		156
60–89 days | – financial7 | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
90–179 days | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		22
90–179 days | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		10
90–179 days | Other financial instruments | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		12
90–179 days | – personal | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
90–179 days | – corporate and commercial | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		10
90–179 days | – financial7 | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
180 days and over | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		46
180 days and over | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		14
180 days and over | Other financial instruments | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		32
180 days and over | – personal | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
180 days and over | – corporate and commercial | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		14
180 days and over | – financial7 | Loans and advances to customers and banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		$ 0